Note 2 - Significant Accounting Policies: Recently Issued Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our consolidated financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s consolidated financial statements.